CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (Details)	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,254,673)	¥ (23,107,851)	¥ (29,872,691)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Restricted shares issued for management and employees	403,747	2,866,560	1,796,417
Accrued interest income from loans to third parties	(621,882)	(4,415,298)	(3,757,041)
Accrued interest income from short-term investment	(331,307)	(2,352,250)	0
Restricted shares issued for services	150,726	1,070,143	4,304,857
Net cash used in operating activities	(930,972)	(6,609,801)	(25,931,236)
Cash flows from investing activities:
Repayments from loans to third parties	6,283,743	44,613,948	25,194,900
Payments made for loans to third parties	(2,338,061)	(16,600,000)	(58,488,100)
Payments for short-term investments	(18,535,247)	(131,598,400)	0
Net cash (used in) generated by investing activities	8,670,274	61,558,080	(34,082,522)
Cash flows from financing activities:
Redemption of warrants	(4,488,317)	(31,866,604)	0
Net cash provided by (used in) financing activities	(4,508,207)	(32,007,826)	1,523,073
Effect of exchange rate fluctuation on cash	(837,352)	(5,945,117)	10,633,748
Net increase (decrease) in cash	2,393,743	16,995,336	(47,856,937)
Cash at beginning of period		104,125,800
Cash at end of period	17,162,041	121,848,777
RECON TECHNOLOGY LTD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(3,176,794)	(22,554,914)	(29,876,418)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss (gain) in fair value changes of warrants liability	1,473,412	10,461,075	20,097,665
Restricted shares issued for management and employees	403,747	2,866,560	1,796,417
Accrued interest income from loans to third parties	(435,000)	(3,088,457)
Accrued interest income from short-term investment	(331,307)	(2,352,250)
Restricted shares issued for services	150,727	1,070,144	4,304,857
Equity in earnings of subsidiaries and VIEs	1,120,366	7,954,486	(2,559,601)
Other current assets	1,026,645	7,289,074	(14,166,457)
Other current liabilities	(354,421)	(2,516,342)	(1,080,736)
Net cash used in operating activities	(122,624)	(870,624)	(21,484,273)
Cash flows from investing activities:
Repayments from loans to third parties	3,500,000	24,849,650	20,694,900
Payments made for loans to third parties			(48,288,100)
Payments for short-term investments	(16,000,000)	(113,598,400)
Due from intercompany, VIEs and VIEs' subsidiaries	9,143,319	64,916,652	80,522,546
Net cash (used in) generated by investing activities	(21,643,319)	(153,665,402)	(108,115,746)
Cash flows from financing activities:
Redemption of warrants	(4,488,317)	(31,866,604)
Net cash provided by (used in) financing activities	(4,488,317)	(31,866,604)
Effect of exchange rate fluctuation on cash	(2,124,916)	(15,086,688)	16,278,998
Net increase (decrease) in cash	(28,379,176)	(201,489,318)	(113,321,021)
Cash at beginning of period	33,260,551	236,146,589	296,838,959
Cash at end of period	$ 4,881,375	¥ 34,657,271	¥ 183,517,938